Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $)	3 Months Ended				9 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Statement Of Other Comprehensive Income [Abstract]
Net Loss	$ (10,325,464)	[1]	$ (6,290,546)	[1]	$ (23,388,120)	[1]	$ (20,286,414)	[1]
Other comprehensive (loss) income:
Foreign currency translation gain	110,625	[1]	(160,205)	[1]	106,585	[1]	(74,173)	[1]
Unrealized gain on available-for-sale securities							18,502	[1]
Comprehensive Loss	$ (10,214,839)	[1]	$ (6,450,751)	[1]	$ (23,281,535)	[1]	$ (20,342,085)	[1]

[1]	(Unaudited)